Lease Obligations	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Lease Obligations
Lease Obligations

We lease certain operating facilities, most of our automotive and trucking equipment and various other assets. Lease terms, including purchase options, renewals and maintenance costs, vary by lease.

Total rental expense for the periods presented was as follows:

	2013	2012	2011
Continuing operations	$45.4	$44.6	$41.7
Discontinued operations	4.1	3.4	2.2

Future minimum rental commitments for all long-term non-cancelable operating leases are as follows:

Year ended December 31
2014	$30.8
2015	24.8
2016	16.2
2017	9.7
2018	5.7
Thereafter	14.5
$101.7

The above lease obligations expire at various dates through 2019. Aggregate rental commitments above include renewal amounts where it is our intention to renew the lease.